Software income (Tables)	12 Months Ended
Jun. 30, 2023
Software Income [Abstract]
Schedule of Software Income
	Consolidated
	30 June 2023	30 June 2022
	$	$

Software development kits - per user	35,495	13,721
Software development kits - per scan	2,353	803
Software subscriptions	504,708	-
	542,556	14,524